Loans And Borrowings - Summary of Maturity Analysis of Operating Lease Payments (Detail) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Leases		€ 135,595	€ 68,773
Arrival Group [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	€ 207,977	135,595
With in one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases		9,891	6,610
With in one year [member] | Arrival Group [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	17,089	9,891
Between 1 and 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases		42,905	34,593
Between 1 and 5 years [member] | Arrival Group [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	73,092	42,905
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases		82,799	27,570
More than 5 years [member] | Arrival Group [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	117,797	82,799
Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases		92,162	€ 22,988
Gross carrying amount [member] | Arrival Group [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	€ 149,005	€ 92,162